FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2013
Interest Income (Expense), Net [Abstract]
Interest Income and Interest Expense Disclosure [Table Text Block]
				Period from
				February 7,
				2008 (date of
	Year ended			inception) to
	December 31,			December 31,
	2013	2012	2011	2013
Financial expenses:
Interest expense	$-	$3	$3	$23
Exchange rate	7	15	41	99
Bank fees	9	-	-	9
Interest on convertible notes	203	62	-	310

	219	80	44	441
Financial income:
Interest income	22	2	21	48

	22	2	21	48

	$197	$78	$23	$393